SHARE CAPITAL (Schedule of Weighted Average Assumptions) (Details)	12 Months Ended
	Dec. 31, 2020 Years $ / shares	Dec. 31, 2019 Years $ / shares	Dec. 31, 2018 Years $ / shares
Statement Line Items [Line Items]
Exercise price | $ / shares		$ 3.12	$ 6.31
Dividend yield
Expected volatility		71.00%	68.00%
Risk-free interest rate		1.86%	2.23%
Expected life - in years | Years		9.37	4.07
Bottom of range [Member]
Statement Line Items [Line Items]
Exercise price | $ / shares	$ 1.06
Expected volatility	66.35%
Risk-free interest rate	0.16%
Expected life - in years | Years	2.75
Top of range [Member]
Statement Line Items [Line Items]
Exercise price | $ / shares	$ 2.14
Expected volatility	71.00%
Risk-free interest rate	0.58%
Expected life - in years | Years	6.1